35. Financial Instruments (Details 6) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments Details 7Abstract
Loans and financing	R$ 4,047,307	R$ 3,759,505
Debentures	7,518,131	6,070,978	R$ 4,790,809
Ordinary financing of taxes with the federal tax authorities		0
Endorsment and securities		0
Less: Cash and cash equivalents	(1,948,409)	(1,040,075)	(982,073)	R$ (1,480,727)
Less: Bonds and securities (current)	(124,862)	1,341
Collaterals and escrow accounts		0
Less: Bonds and securities - held for sale and held for trading (noncurrent)	119,574	112,604
Less: Collaterals and escrow accounts STN	89,555	75,665
Adjusted net debt	9,283,038	8,600,798
Net income	1,444,004	1,118,255	874,472
Equity in earnings of investees	135,888	(101,739)
Deferred IRPJ and CSLL	(68,072)	(105,257)	(69,632)
Provision for IRPJ and CSLL	580,065	379,943	589,322
Financial expenses (income), net	(438,050)	748,440
Depreciation and amortization	749,179	731,599	R$ 708,296
Adjusted ebitda	R$ 3,007,338	R$ 2,771,241
Adjusted net debt / Ebitda	R$ 3.09	R$ 3.10